Description of Organization and Summary of Significant Accounting Policies - Income Taxes and Recent Accounting Pronouncements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets	$ 449	$ 55,525
Accumulated deficit	(9,216,019)	(4,150,511)
Angel Studios, Inc. CIK: 0001671941
Deferred tax assets	0	4,000,319
Accumulated deficit	$ (99,870,749)	$ (10,073,191)
Angel Studios, Inc. CIK: 0001671941 | Minimum [Member]
Renewal term	1 year
Angel Studios, Inc. CIK: 0001671941 | Maximum [Member]
Renewal term	5 years
Angel Studios, Inc. CIK: 0001671941 | Cumulative effect adjustments | Accounting standards update 2023-08
Accumulated deficit	$ 16,000,000